Summary of Expected Credit Loss Allowance (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Allowance For Doubtful Accounts [Abstract]
Beginning balance	$ 338	$ 1,732
Impairment loss recognized	780	437
Amounts written-off as uncollectible	(680)	(1,784)
Impairment loss reversed	(301)	(53)
Effect of movement in exchange rates	2	6
Ending balance	$ 139	$ 338